COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantor Obligations [Line Items]
2013	$ 698
2014	522
2015	384
Future rental commitments under operating leases	1,604
Operating lease expenses	551	383	397
Property Lease Guarantee [Member] | Israel [Member]
Guarantor Obligations [Line Items]
Bank guarantees in favor of lessor	96
Property Lease Guarantee [Member] | Unites States [Member]
Guarantor Obligations [Line Items]
Bank guarantees in favor of lessor	$ 40